Condensed consolidated statements of profit or loss and other comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated statements of profit or loss and other comprehensive income
Revenue	$ 489,017,593	$ 174,094,786
Operating expenses
Commissions	(4,260,493)	(2,008,372)
Voyage expenses	(84,396,534)	(59,517,139)
Vessel operating expenses	(25,567,252)	(22,045,871)
Management fees - related party	(2,850,820)	(2,280,600)
Depreciation and amortization	(24,748,387)	(20,565,522)
General and administrative expenses	(10,082,841)	(8,463,067)
Total operating expenses	(151,906,327)	(114,880,571)
Operating profit	337,111,266	59,214,215
Other income / (expenses)
Interest income	2,431,082	815,603
Interest expense and other finance costs	(20,266,047)	(23,038,063)
Unrealized gain, net on derivatives	278,397	2,465,940
Realized gain, net on derivatives	665,290	397,168
Loss on debt extinguishment	(1,363,059)	(1,125,951)
Foreign exchange (loss)/ gain	(227,978)	713,930
Total other expenses, net	(18,482,315)	(19,771,373)
Profit for the period	318,628,951	39,442,842
Total comprehensive income for the period	318,628,951	39,442,842
Profit attributable to the owners of the Group	318,628,951	39,442,842
Total comprehensive income attributable to the owners of the Group	$ 318,628,951	$ 39,442,842
Earnings per share - basic	$ 8.25	$ 1.23
Earnings per share - diluted	$ 8.25	$ 1.23
Weighted average no. of shares - basic	38,605,735	32,194,108
Weighted average no. of shares - diluted	38,605,735	32,194,108